COSTS AND EXPENSES BY NATURE (Details) - Schedule of finance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of finance costs [Abstract]
Bank loan interest	$ 314,468	$ 325,650	$ 283,786
Financial leases	45,245	61,980	62,202
Lease liabilities	170,918	181,814	182,868
Other financial instruments	56,348	20,490	10,281
Total	$ 586,979	$ 589,934	$ 539,137